OTHER ASSETS - Investments In Finance Lease Contracts (Details) - CAD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in finance lease	$ 182.0	$ 185.0
Present value of future minimum lease payment receivables	104.5	102.9
No later than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in finance lease	13.2	10.0
Present value of future minimum lease payment receivables	10.7	7.9
Later than 1 year and no later than 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in finance lease	48.3	47.1
Present value of future minimum lease payment receivables	23.4	22.5
Later than 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in finance lease	120.5	127.9
Present value of future minimum lease payment receivables	$ 70.4	$ 72.5